SCHEDULE OF LEASE EXPENSE (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Operating lease cost	$ 148	$ 69	$ 410	$ 522
Total net lease cost	$ 148	$ 69	$ 410	$ 522